Financial Instruments - Financing Receivables, allowance for credit losses (Details) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel equityaccountedjointventures projects lease loan	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) vessel projects equityaccountedjointventures lease loan	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 lease	Dec. 31, 2025 loan	Dec. 31, 2025 equityaccountedjointventures	Dec. 31, 2025 floating_storage_unit	Dec. 31, 2025 USD ($)	Dec. 31, 2025 projects	Jan. 01, 2023 USD ($) projects	Jan. 01, 2020 projects	Dec. 31, 2018	Sep. 30, 2018	Dec. 01, 2015
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss | $		$ 32,000	$ 9,700	$ 32,000							$ 52,900		$ 26,200
Net Investment in Lease, Allowance for Credit Loss | $		29,600	22,700	29,600							50,900		36,600
Total credit loss provision | $		64,600	35,400	$ 64,600							107,600		$ 67,000
Total allowance for credit loss period increase (decrease) | $	$ 43,000	$ 29,200	(31,600)
Number of LNG projects | projects		2		2								2	1
Number of LNG project counterparties | projects				2
Number of loans to equity-accounted joint ventures | loan		1		1				1
Number of vessels		15		15		16	2
Ownership percentage (in percentage)		33.00%		33.00%
Number of direct financing and sales-type leases | lease		4		4			4
Number of equity-accounted joint ventures | equityaccountedjointventures		3		3					3
Net Investment in Lease, Threshold Period Past Due	30 days
LNG segment
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Credit Loss Expense (Reversal) | $	$ 20,900	$ 22,300	(16,500)
Number of vessels						51
LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels		9		9		10
Sales-Type or Direct Financing | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels						14
Angola Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels						4
Ownership percentage (in percentage)					33.00%
RasGas 3 Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels						4
Ownership percentage (in percentage)		40.00%		40.00%	40.00%
Yamal LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels						6
Ownership percentage (in percentage)		50.00%		50.00%	50.00%
Yamal LNG Joint Venture | LNG Carriers [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels						6
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of LNG projects | projects														1
Number of vessels						0
Ownership percentage (in percentage)					30.00%										30.00%		30.00%
Exmar LPG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels						18
Ownership percentage (in percentage)		50.00%		50.00%	50.00%
Pan Union Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Number of vessels						4
Ownership percentage (in percentage)		20.00%		20.00%	20.00%
Bahrain LNG Joint Venture
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)	20 years
Bahrain Spirit
Financing Receivable, Allowance for Credit Loss [Line Items]
Term of charter contract (in years)															21 years	21 years
Number of vessels | floating_storage_unit										1
Financial Guarantee
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability | $		$ 1,200	900	$ 1,200							900		$ 1,300
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal) | $	$ (300)	300	(400)
Loans Receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss | $		1,800	2,100	$ 1,800							$ 2,900		$ 2,900
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease) | $	1,100	(300)	(800)
Equity Method Investments
Financing Receivable, Allowance for Credit Loss [Line Items]
Direct Financing Lease, Net Investment in Lease, Allowance for Credit Loss, Period Increase (Decrease) | $	$ 21,300	$ 6,900	$ (13,900)
Number of vessels						42